Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC Emerging Markets Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Emerging Markets Equity Fund (the “Fund”) is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 25 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2016
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 25 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that are economically tied to emerging markets. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of emerging market countries, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. The Fund may use derivatives such as forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may invest in participatory notes, which are a type of derivative instrument that creates synthetic equity exposure to issuers, to gain access to markets where direct investing is not possible.

A security is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country's securities markets, or principally operates in the country, derives a significant percentage of its income from its operation within the country, or has a significant percentage of its assets in the country. For the purposes of the foregoing, a derivative that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The term “emerging markets'' includes any country: (i) having an “emerging stock market'' as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank''); (iii) listed in World Bank publications as developing; or (iv) determined by HSBC Global Asset Management (UK) Limited, the Fund's subadviser (“AMEU” or the “Subadviser”), to be an emerging market. Currently, emerging market countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. While there is no capitalization restriction, it is anticipated that the Fund will generally invest in larger, more established companies.

In selecting investments for purchase and sale, the Subadviser focuses on fundamental research and idea generation, emphasizing a fundamental ‘bottom-up' evaluation of companies. The Subadviser's assessment of whether an investment is fundamentally under or over valued by the market prompts a decision to buy, sell or sold. The Subadviser looks at a company's long-term strategy and its competitiveness within its particular sector to identify companies that enjoy a strong cash flow and that show evidence of continued strong cash flow generation into the future. The Subadviser has a mid-to-long time horizon when selecting investments for the Fund and ultimately seeks to identify companies that offer compelling valuations and that can demonstrate solid and sustainable long-term strategies.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countrues; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and liquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation;the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may also invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

•	Depositary Receipt Risk: The Fund's investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a %of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.65%
Total Other Expenses	rr_OtherExpensesOverAssets	1.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.15%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,250
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a %of Amount Redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.55%
Total Other Expenses	rr_OtherExpensesOverAssets	1.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.05%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	$ 693

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% for Class A Shares and 1.50% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.